Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accrued Liabilities [Text Block]
5 .	Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2019	2018
Clinical trial and related expenses	$147	$42
Professional services	125	157
Other	32	17
Total accrued liabilities	$304	$216